Note 18 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 536,903	$ 442,375
RNCI redemption increment	94,372	99,316
Distributions paid to RNCI	(62,926)	(51,508)
Purchase of interests from RNCI	(43,061)	(24,371)
Sale of interests to RNCI	1,994	18,012
Disposal of operations (note 5)	(2,361)	0
Other	(245)	0
Balance	1,079,306	536,903
Non-controlling Interest Share of Earnings [Member]
RNCI share of earnings	51,084	50,739
Non-controlling Interest Redemption Increment [Member]
RNCI redemption increment	94,372	99,316
Non-controlling Interest Distributions Paid to NCI [Member]
Distributions paid to RNCI	(60,623)	(49,168)
Non-controlling Interest Recognized on Business Acquisitions [Member]
RNCI recognized on business acquisitions	$ 501,243	$ 0